Portfolio of Investments
Columbia Overseas Value Fund, May 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.4%
Issuer	Shares	Value ($)
Australia 1.2%
Northern Star Resources Ltd.	5,116,834	32,501,912
Brazil 1.0%
Azul SA, ADR(a)	1,064,821	13,555,172
JBS SA	1,800,409	13,520,446
Total		27,075,618
Canada 6.6%
Alimentation Couche-Tard, Inc.	1,174,233	53,352,706
Cameco Corp.(b)	1,486,614	36,377,445
Teck Resources Ltd., Class B(b)	828,839	34,429,972
Teekay Tankers Ltd., Class A(a),(b)	1,164,392	24,044,695
West Fraser Timber Co., Ltd.	293,835	27,110,364
Total		175,315,182
China 0.9%
Guangdong Investment Ltd.	18,366,000	23,157,473
Finland 1.9%
UPM-Kymmene OYJ	1,435,820	50,997,876
France 12.2%
AtoS(a)	545,336	14,355,689
AXA SA	2,590,039	65,532,835
BNP Paribas SA	961,814	55,050,012
DBV Technologies SA, ADR(a)	333,082	502,954
Eiffage SA	358,920	35,558,890
Sanofi	596,921	63,875,300
TotalEnergies SE	1,484,392	87,850,933
Total		322,726,613
Germany 5.5%
Aroundtown SA	2,100,091	9,866,274
Bayer AG, Registered Shares	294,363	21,061,099
Covestro AG	630,298	28,891,680
Duerr AG	739,438	20,482,853
E.ON SE	3,159,366	32,250,650
KION Group AG	339,690	16,736,485
Mercedes-Benz Group AG, Registered Shares	227,441	16,207,318
Total		145,496,359
Common Stocks (continued)
Issuer	Shares	Value ($)
Greece 0.5%
Piraeus Financial Holdings SA(a)	10,612,905	13,441,030
Hong Kong 1.7%
WH Group Ltd.	60,423,330	46,203,774
Ireland 1.7%
Amarin Corp. PLC, ADR(a)	309,715	449,087
Bank of Ireland Group PLC	3,920,412	26,486,608
Flutter Entertainment PLC(a)	139,047	16,956,598
Total		43,892,293
Israel 0.9%
Bezeq Israeli Telecommunication Corp., Ltd.	14,916,844	23,067,921
Japan 17.0%
Dai-ichi Life Holdings, Inc.	1,707,700	35,285,732
Daiwabo Holdings Co., Ltd.	2,102,400	28,070,773
Invincible Investment Corp.	24,058	7,992,378
ITOCHU Corp.	1,777,800	50,997,126
Kinden Corp.	1,244,300	14,319,744
Koito Manufacturing Co., Ltd.	464,000	16,930,329
MatsukiyoCocokara & Co.	1,187,200	45,644,787
Nippon Telegraph & Telephone Corp.	1,144,000	34,951,953
ORIX Corp.	3,118,300	59,283,341
Ship Healthcare Holdings, Inc.	1,247,800	22,154,077
Simplex Holdings, Inc.	232,200	3,421,170
SoftBank Group Corp.	315,900	13,084,290
Starts Corp., Inc.	306,400	5,783,586
Sumitomo Mitsui Financial Group, Inc.	1,258,300	38,591,460
Takeda Pharmaceutical Co., Ltd.	905,000	26,005,874
Takuma Co., Ltd.	819,545	9,034,861
Toyota Motor Corp.	2,385,700	39,690,101
Total		451,241,582
Netherlands 9.4%
ABN AMRO Bank NV	1,539,552	17,976,328
ASR Nederland NV	1,210,132	55,100,458
ING Groep NV	5,215,381	58,973,745
Koninklijke Ahold Delhaize NV	959,147	26,448,799
Columbia Overseas Value Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Overseas Value Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Shell PLC	3,091,838	91,444,099
Total		249,943,429
Norway 1.2%
Leroy Seafood Group ASA	3,932,534	30,912,200
Pakistan 0.1%
DG Khan Cement Co., Ltd.	5,414,839	1,681,159
Russian Federation —%
Lukoil PJSC, ADR(c),(d)	106,132	0
Singapore 2.6%
BW LPG Ltd.	2,334,340	19,223,064
Venture Corp., Ltd.	3,732,000	48,597,878
Total		67,820,942
South Africa 0.7%
Sibanye Stillwater Ltd., ADR	1,334,987	17,341,481
South Korea 1.4%
GS Retail Co., Ltd.	594,123	12,891,386
Hyundai Home Shopping Network Corp.	127,647	6,070,733
Youngone Corp.	476,470	17,777,622
Total		36,739,741
Spain 4.3%
ACS Actividades de Construccion y Servicios SA	628,896	17,832,644
Banco Santander SA	18,615,120	60,384,027
Endesa SA	1,363,434	30,205,025
Tecnicas Reunidas SA(a)	504,533	5,268,468
Total		113,690,164
Sweden 1.0%
Granges AB	501,076	4,528,300
Samhallsbyggnadsbolaget i Norden AB	3,440,669	9,594,069
Stillfront Group AB(a)	5,067,920	12,958,490
Total		27,080,859
Switzerland 2.3%
Novartis AG, Registered Shares	676,361	61,440,506
Taiwan 1.2%
Fubon Financial Holding Co., Ltd.	14,676,300	32,181,778
United Kingdom 16.3%
AstraZeneca PLC, ADR	396,251	26,342,766
Barclays Bank PLC	9,262,815	19,744,572
Common Stocks (continued)
Issuer	Shares	Value ($)
BP PLC	8,799,794	47,823,124
British American Tobacco PLC	2,014,892	88,867,151
BT Group PLC	9,806,986	23,115,011
Crest Nicholson Holdings PLC	1,610,810	5,291,016
DCC PLC	551,453	38,990,192
John Wood Group PLC(a)	2,191,365	6,537,884
Just Group PLC	25,856,580	26,562,407
Liberty Global PLC, Class C(a)	1,667,521	42,371,709
Micro Focus International PLC	1,543,209	7,264,649
Royal Mail PLC	1,944,190	7,613,760
TP Icap Group PLC	14,575,122	23,857,579
Vodafone Group PLC	40,711,584	67,028,579
Total		431,410,399
United States 5.8%
Aerie Pharmaceuticals, Inc.(a)	258,066	1,336,782
Burford Capital Ltd.	2,268,057	20,026,943
Diversified Energy Co. PLC	22,654,547	35,169,897
Insmed, Inc.(a)	201,234	3,787,224
Jazz Pharmaceuticals PLC(a)	313,519	46,927,524
Livent Corp.(a),(b)	1,078,427	34,283,194
Quotient Ltd.(a)	904,823	348,357
Sage Therapeutics, Inc.(a)	61,261	1,915,632
TE Connectivity Ltd.	81,841	10,589,407
Total		154,384,960
Total Common Stocks (Cost $2,652,349,084)		2,579,745,251

Exchange-Traded Equity Funds 1.1%
	Shares	Value ($)
United States 1.1%
iShares MSCI EAFE Value ETF	604,031	29,851,212
Total Exchange-Traded Equity Funds (Cost $28,800,354)		29,851,212

2	Columbia Overseas Value Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Overseas Value Fund, May 31, 2022 (Unaudited)
Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.852%(e),(f)	20,666,356	20,658,090
Total Money Market Funds (Cost $20,658,090)		20,658,090
Total Investments in Securities (Cost $2,701,807,528)		2,630,254,553
Other Assets & Liabilities, Net		17,692,682
Net Assets		$2,647,947,235
At May 31, 2022, securities and/or cash totaling $54,765,635 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
156,944,000 CAD	122,660,414 USD	Goldman Sachs International	07/14/2022	—	(1,391,673)
32,301,043,000 KRW	25,464,971 USD	Goldman Sachs International	07/14/2022	—	(531,489)
14,127,000 SGD	10,232,508 USD	Goldman Sachs International	07/14/2022	—	(78,042)
753,804,000 TWD	25,535,366 USD	Goldman Sachs International	07/14/2022	—	(540,286)
117,619,133 USD	167,189,000 AUD	Goldman Sachs International	07/14/2022	2,441,962	—
18,229,760 USD	17,694,000 CHF	Goldman Sachs International	07/14/2022	261,754	—
12,724,438 USD	89,789,000 DKK	Goldman Sachs International	07/14/2022	262,401	—
15,341,693 USD	14,480,000 EUR	Goldman Sachs International	07/14/2022	239,163	—
56,230,268 USD	558,181,000 SEK	Goldman Sachs International	07/14/2022	1,005,432	—
Total				4,210,712	(2,541,490)

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Cameco Corp.	Morgan Stanley	USD	(12,122,438)	(4,954)	30.00	6/17/2022	(72,628)	(42,109)
Livent Corp.	Morgan Stanley	USD	(13,993,958)	(4,402)	35.00	6/17/2022	(194,923)	(308,140)
Teck Resources Ltd.	Morgan Stanley	USD	(15,934,744)	(3,836)	50.00	6/17/2022	(90,569)	(46,032)
Teekay Tankers Ltd.	Morgan Stanley	USD	(12,024,495)	(5,823)	22.50	6/17/2022	(78,905)	(203,805)
Total							(437,025)	(600,086)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2022, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at May 31, 2022.
Columbia Overseas Value Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Overseas Value Fund, May 31, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.852%
	11,100,869	147,310,196	(137,752,393)	(582)	20,658,090	(185)	21,957	20,666,356
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
KRW	South Korean Won
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Overseas Value Fund | First Quarter Report 2022

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1QT208_02_M01_(07/22)